Inventories	12 Months Ended
Dec. 31, 2021
Inventories.
Inventories

(10)  Inventories

As of December 31, 2021, 2020 and 2019, inventories are as follows:

	December 31,
	2021	2020	2019
Raw materials and by-products	$2,775,890	2,410,275	1,836,783
Medicine, materials and spare parts	1,344,944	1,110,559	877,837
Balanced feed	467,359	380,121	330,238
Processed chicken	1,552,946	1,575,985	1,554,115
Commercial eggs	63,764	55,364	56,599
Processed beef	167,582	151,402	47,954
Processed turkey	1,620	2,472	4,482
Other processed products	1,885	2,160	2,199
Total	$6,375,990	5,688,338	4,710,207

Inventory consumption for the years ended December 31, 2021, 2020 and 2019 was $54,103,917, $44,747,933 and $39,823,395, respectively (note 23).

The adjustment to the net realizable value of certain inventories during 2021, 2020 and 2019 was for $ 39,975, $57,074 and $ 35,328, respectively.